Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 14, 2021	Oct. 31, 2020
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
890 5TH AVENUE PARTNERS, INC.
Cash equivalents	$ 0		$ 0		$ 0
Unrecognized tax benefits	0		0		$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0
Anti-dilutive securities attributable to warrants (in shares)	9,842,500		9,842,500
Class A Common Stock | 890 5TH AVENUE PARTNERS, INC.
Number Of Shares Subject To Forfeiture	28,750,000		28,750,000
Shares subject to forfeiture	28,750,000		28,750,000
Class F Common Stock | 890 5TH AVENUE PARTNERS, INC.
Number Of Shares Subject To Forfeiture									937,500
Shares subject to forfeiture									937,500
Class F Common Stock | Over-allotment option | 890 5TH AVENUE PARTNERS, INC.
Number Of Shares Subject To Forfeiture								937,500
Shares subject to forfeiture								937,500